Federated Hermes SDG Engagement High Yield Credit Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A and C Shares [Member] | Federated Hermes SDG Engagement High Yield Credit Fund | IS
Prospectus [Line Items]
Annual Return [Percent]	7.47%	11.43%	(10.67%)	2.59%	7.13%